Related Party Transactions - Schedule of Related Parties with Transactions and Related Party Relationships (Details) - USD ($)		6 Months Ended
		Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited		$ 952,181
Dr. Guohua Zhang [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	[1]	Former Chief Executive Officer and Chairman of the Board
Due to related parties	[2]			$ 952,181
Mr. Jinyu Chang [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group	[3]	Controller of the Company, former Chairman of the Board
Mr. Dong Zhang [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		10% shareholder of Topsheen Samoa, 39% shareholder of Topsheen Shipping
Shanghai Weisheng International Logistics Co., Ltd [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Shoucheng, Lei, director of Topsheen Shipping
Due to related parties		$ 1,624		4,137
Topsheen Shipping Limited (Topsheen Ltd.”) [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Nanjing Derun Shipping Co., Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Dong Zhang, former principal shareholder, Chief Shipping Officer and director
Due to related parties				6,242
Top Wisdom Shipping Management Co. Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Max Bright Marine Service Co. Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Top Legend Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
Top Creation International (HK) Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
New Galion Group (HK) Co. Ltd (“New Galion”) [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Dr. Guohua Zhang
Top Moral Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Related to Mr. Dong Zhang
High-Trend Holdings USA LLC (“High-Trend”) [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Jinyu Chang
Speed Wealthy Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Relationship to the Group		Controlled by Mr. Dong Zhang
High-Trend [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Due from related parties	[4]			3,472
Due to related parties		5,080
Related Party [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Due from related parties				3,472
Due to related parties		83,080		5,502,907
Topsheen Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Due to related parties	[5]	76,376		$ 4,540,347
Cargo and Freight [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited		31,965,199	$ 13,032,530
Cargo and Freight [Member] | Top Wisdom Shipping Management Co. Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited		35,304	62,497
Cargo and Freight [Member] | Max Bright Marine Service Co. Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited		2,192,188	2,516,981
Cargo and Freight [Member] | Top Legend Shipping Co. Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited		2,186,844
Cargo and Freight [Member] | Top Creation International (HK) Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited		2,718,771
Cargo and Freight [Member] | Top Moral Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited		2,086,388	1,257,907
Cargo and Freight [Member] | Topsheen Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited		22,745,704	9,195,145
Transportation Services [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited		75,570	1,811,776
Transportation Services [Member] | Shanghai Weisheng International Logistics Co., Ltd [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited		51,882	194,192
Transportation Services [Member] | Nanjing Derun Shipping Co., Ltd. [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited		23,688	61,009
Transportation Services [Member] | Topsheen Shipping Limited [Member]
Schedule of Related Parties with Transactions and Related Party Relationships [Line Items]
Topsheen Shipping Limited			$ 1,556,575

[1]

Prior to July 11, 2024, Dr. Guohua Zhang (“Dr. Zhang”), the former Chairman of the Board of Directors and the Chief Executive Officer and Interim Chief Financial Officer of our company was the ultimate controlling shareholder of our company, holding a 67.14% beneficial ownership interest of the Company’s outstanding Class A Ordinary Shares. On July 11, 2024, Dr. Zhang and an affiliate transferred 20,000,000 (post-reverse stock split adjusted 800,000) Class A Ordinary Shares, representing 35.85% of the Company’s outstanding shares, to High-Trend. In connection with the transaction, Dr. Zhang resigned as the Company’ Chief Executive Officer and Interim Chief Financial Officer and ceased to serve as Chairman of the Board of Directors of the Company on October 16, 2024. The Company’s shareholders voted to approve the proposed removal of Dr. Zhang as a director of the Company on January 3, 2025. After the July 11, 2024 transaction, Mr. Jinyu Chang as the sole shareholder and manager of High-Trend, became the ultimate controlling shareholder of the Company.

As of April 22, 2025, Dr. Zhang held less than a 10% beneficial ownership interest of the Company, as a result, Dr. Zhang ceased to be a related party since April 22, 2025.

[2]	As of October 31, 2024, Dr. Guohua Zhang advanced $952,181 to the Group to pay operating business expanses. All these advances are non-interest bearing and due on demand. As Dr. Guohua Zhang was no longer a related party as of April 30, 2025, the balance of $952,181 was reclassified to accrued expenses and other liabilities.
[3]	Effective March 13, 2025, Mr. Jinyu Chang resigned as the chairman of the Board of Directors of the Company, but continued to serve as a director of the Company. Also, effective March 13, 2025, Mr. Christopher Nixon Cox was elected to serve as a director and the chairman of the Board of the Company.
[4]	The balance was a one-time advance to cover emergency business costs of High-Trend as of October 31, 2024 and was collected in November 2024.
[5]	The balances mainly represented the working capital advances provided by Topsheen Shipping Limited and was extinguished pursuant to an agreement signed on March 10, 2025. (see below (c) Issuance of shares for private placement/warrants settlement to related parties)